American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
October 31, 2025

One Choice 2055 Portfolio - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 50.7%
Focused Dynamic Growth Fund G Class(2)	363,113	33,518,951
Focused Large Cap Value Fund G Class	7,749,528	85,942,262
Growth Fund G Class	725,805	52,903,921
Heritage Fund G Class	1,059,996	34,110,661
Large Cap Equity Fund G Class	1,529,453	91,216,551
Mid Cap Value Fund G Class	2,460,339	40,275,742
Select Fund G Class	16,007	2,463,098
Small Cap Growth Fund G Class	516,712	13,661,862
Small Cap Value Fund G Class	1,298,214	12,657,590
		366,750,638
International Equity Funds — 28.2%
Emerging Markets Fund G Class	2,704,648	41,732,716
Global Real Estate Fund G Class	1,227,858	17,005,835
International Growth Fund G Class	4,150,931	59,607,376
International Small-Mid Cap Fund G Class	1,839,975	22,282,096
International Value Fund G Class	3,070,919	34,087,205
Non-U.S. Intrinsic Value Fund G Class	2,696,790	29,287,136
		204,002,364
Domestic Fixed Income Funds — 15.3%
Diversified Bond Fund G Class	8,143,450	75,815,520
High Income Fund G Class	2,180,317	19,143,184
Inflation-Adjusted Bond Fund G Class	1,401,913	15,210,759
		110,169,463
International Fixed Income Funds — 5.8%
Emerging Markets Debt Fund G Class	1,226,412	11,626,384
Global Bond Fund G Class	3,410,089	30,349,793
		41,976,177
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $532,330,416)		722,898,642
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$722,898,642

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$37,807	—	$3,174	$(1,114)	$33,519	363	$5,804	—
Focused Large Cap Value Fund	99,331	$2,714	16,952	849	85,942	7,750	1,837	$561
Growth Fund	60,350	—	6,262	(1,184)	52,904	726	7,229	—
Heritage Fund	47,332	1,206	10,085	(4,342)	34,111	1,060	4,501	—
Large Cap Equity Fund	109,209	135	16,619	(1,509)	91,216	1,529	8,831	—
Mid Cap Value Fund	55,081	391	15,123	(73)	40,276	2,460	1,075	255
Select Fund	2,100	117	—	246	2,463	16	—	—
Small Cap Growth Fund	20,988	—	6,477	(849)	13,662	517	2,231	—
Small Cap Value Fund	20,716	382	7,915	(525)	12,658	1,298	578	69
Emerging Markets Fund	47,906	—	9,809	3,636	41,733	2,705	3,662	—
Global Real Estate Fund	19,242	161	2,966	569	17,006	1,228	351	—
International Growth Fund	54,728	2,319	311	2,871	59,607	4,151	(4)	—
International Small-Mid Cap Fund	20,792	—	—	1,490	22,282	1,840	—	—
International Value Fund	30,504	2,110	391	1,864	34,087	3,071	151	—
Non-U.S. Intrinsic Value Fund	29,297	—	1,393	1,383	29,287	2,697	177	—
Diversified Bond Fund	85,808	3,429	16,549	3,128	75,816	8,143	(1,524)	1,033
High Income Fund	21,490	500	3,316	469	19,143	2,180	(304)	380
Inflation-Adjusted Bond Fund	16,782	244	2,404	589	15,211	1,402	(180)	—
Emerging Markets Debt Fund	12,776	290	2,092	652	11,626	1,226	(190)	290
Global Bond Fund	34,106	1,376	6,171	1,039	30,350	3,410	(707)	452
	$826,345	$15,374	$128,009	$9,189	$722,899	47,772	$33,518	$3,040
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.